ProFund Advisors LLC 7501 Wisconsin Avenue Suite 1000E Bethesda, MD 20814-6527 Phone: (240) 497-6400 Fax: (240) 497-6530 www.ProFunds.com

August 17, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: ProFunds (the “Trust”)

  (File Nos. 333-28339 and 811-08239)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the Supplement dated July 27, 2018 for ProFund VP Telecommunications and ProFund VP Pharmaceuticals as filed under Rule 497 on July 27, 2018 (SEC Accession No. 0001193125-18-229454).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6400.

Very truly yours,

/s/ Cheryl Ardin
Associate Counsel